QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

June 30, 2023

	Principal	Fair
Long-Term State and Municipal Obligations - 89.1%	Amount	Value

Michigan - 43.1%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF
enhanced)	$400,000	$400,084
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	500,110
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	202,280
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	536,490
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	251,665
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028
(Q-SBLF enhanced)	400,000	400,600
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	530,075
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	268,062
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	250,188
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	296,091
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	217,878
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan,
4%, May 1, 2036	500,000	513,975
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	251,503
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	355,796
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	250,955
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	333,115
Michigan State Housing Development Authority, Rental Housing,
Revenue, Series A, 4.625%, October 1, 2039	500,000	500,530
Michigan State Trunk Line, 4%, November 15, 2037	100,000	102,359
Michigan State Trunk Line, 4%, November 15, 2046	225,000	220,336
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	403,952
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	100,706
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	517,320
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)
(Pre-refunded)	640,000	643,898
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	160,000	160,136
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	99,142
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1. 2041
(AGM insured)	250,000	250,268
University of Michigan, Revenue, 4%, April 1, 2043	250,000	249,640
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037
(Q-SBLF enhanced) (Pre-refunded)	485,000	487,750
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041
(Q-SBLF enhanced)	200,000	216,114
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038
(Q-SBLF enhanced)	250,000	269,227
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	265,472
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040
(Q-SBLF enhanced)	375,000	384,547
		10,430,264

Arizona - 1.0%
Arizona Board of Regents, University of Arizona System, Revenue, 4%,
June 1, 2045	250,000	249,228

Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	125,034

District of Columbia - 1.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	245,990

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay,
2018 Series B, 4%, June 1, 2044	200,000	200,818

Georgia - 1.7%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	400,922

Hawaii - 2.9%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	194,166
Hawaii State, Series FG, 4%, October 1, 2036	500,000	505,525
		699,691
Illinois - 2.0%
Rock Island County, Illinois, Public Building, Revenue, 4%, December 1, 2045	475,000	470,440

Indiana - 1.9%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018,
4%, January 15, 2038	455,000	456,515

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%,
November 15, 2038	155,000	150,930

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%,
January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	129,777

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	101,668

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement,
Series 2018, 4%, December 1, 2038	250,000	251,490

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	876,207

New York - 9.6%
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2035	275,000	280,896
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2037	250,000	252,802
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2041	335,000	333,533
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2019, August 1, 2041	140,000	139,387
New York, New York City, Transitional Finance Authority, Building Aid,
Revenue, 4%, July 15, 2040	250,000	250,193
New York, New York, City Municipal Water Finance Authority, Water
and Sewer System, Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	75,584
New York State Dormitory Authority, State, Personal Income Tax, Revenue,
Series 2018A, 4%, March 15, 2043	300,000	297,150
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	500,140
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	195,322
		2,325,007
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	100,284

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	341,571

Pennsylvania - 5.2%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	555,417
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	506,015
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	201,556
		1,262,988
Tennessee - 2.8%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	347,207
Metropolitan Government of Nashville and Davidson County, Tennessee,
General Obligation, 5%, July 1, 2023	335,000	335,000
		682,207
Texas - 7.4%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034
(Texas Permanent School Fund guarantee)	250,000	252,622
Crosby, Texas, Independent School District, 5%, February 15, 2043
(Texas Permanent School Fund guarantee) (Pre-refunded)	250,000	250,433
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas
Permanent School Fund guarantee)	450,000	499,765
Prosper, Texas, 4%, February 15, 2035	265,000	267,411
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	339,123
Waco, Texas, 3.125%, February 1, 2036	180,000	169,749
		1,779,103
Virginia - 0.4%
Virginia State Public Building Authority, Public Facilities, Revenue, 5%,
August 1, 2023	100,000	100,128

Washington - 0.9%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	213,266

Total long-term state and municipal obligations
(Cost $22,061,449) - 89.1%		21,593,528

Exchange-Traded Fund - 6.8%	Shares
iShares Core S&P 500 ETF (Cost $1,502,877)	3,679	1,639,767

Money Market Fund - 3.9%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares,
4.84% seven-day yield (Cost $935,583)	935,583	935,583

Total investments (Cost $24,499,909) - 99.8%		24,168,878

Other assets less liabilities, net - 0.2%		56,446

Net assets (100%)		$24,225,324

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.

Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Valuation techniques used to value the Fund's assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions. trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities including exchange-traded funds (ETFs) for which market quotations are readily available are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Money market funds are valued at their closing net asset value and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of June 30, 2023, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations	$—	$21,593,528	$—	$21,593,528
Exchange-traded fund	1,639,767	—		1,639,767
Money market fund	935,583	—	—	935,583
Total	$2,575,350	$21,593,528	$—	$24,168,878